Investment securities and fair value disclosure- Rollforward of liabilities (Details) - Contingent consideration in relation to investments and acquisitions - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Contingent consideration in relation to investments and acquisitions
Balance at beginning	¥ 921	¥ 1,264
Additions		293
Repayment	(770)
Net decrease in fair value	(17)	(642)
Foreign currency translation adjustments	(14)	6
Balance at end	¥ 120	¥ 921